Significant Accounting Policies - Schedule of Operating Revenue within Scope of ASC 606 Disaggregated by Revenue Sources (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	¥ 8,873,059	¥ 7,906,670	¥ 9,456,683
Online direct sales
Disaggregation Of Revenue [Line Items]
Revenue	1,661,156	1,900,835	3,623,991
Membership services
Disaggregation Of Revenue [Line Items]
Revenue	107,901	113,107	112,558
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	86,304	68,890	92,292
Online direct sales and services income
Disaggregation Of Revenue [Line Items]
Revenue	1,855,361	2,082,832	3,828,841
Credit-oriented services income
Disaggregation Of Revenue [Line Items]
Revenue	4,448,344	3,786,996	4,811,868
Credit-oriented services income | Loan Facilitation and Matching Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	3,120,892	2,628,941	3,868,044
Credit-oriented services income | Post-Origination Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue	1,327,452	1,087,567	643,399
Credit-oriented services income | Investment Program Management Service Fees-Credit Oriented
Disaggregation Of Revenue [Line Items]
Revenue		70,488	300,425
Platform-based services income
Disaggregation Of Revenue [Line Items]
Revenue	2,569,354	2,036,842	815,974
Platform-based services income | Loan Facilitation and Matching Service Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	1,727,794	1,656,998	556,143
Platform-based services income | Post-Origination Service Fees-Performance Based
Disaggregation Of Revenue [Line Items]
Revenue	561,658	273,837	92,373
Platform-based services income | Loan facilitation and servicing fees-volume based
Disaggregation Of Revenue [Line Items]
Revenue	¥ 279,902	¥ 106,007	¥ 167,458